Right-of-use assets (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure of right of use Asset [Abstract]
Summary of right-of-use assets

Balance as at November 30, 2020	$2,618
Amortization	(449)
Effect of change in exchange rates	(58)

Balance as at November 30, 2021	$2,111
Amortization	(429)
Effect of change in exchange rates	(87)

Balance as at November 30, 2022	$1,595